Goodwill and Other Intangible Assets (Notes)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets
The purchase price of an acquisition is allocated to the underlying assets acquired and liabilities assumed based upon their estimated fair values at the date of acquisition. We determine the estimated fair values after review and consideration of relevant information including discounted cash flows, quoted market prices, and estimates made by management. To the extent the purchase price exceeds the fair value of the net identifiable tangible and intangible assets acquired and liabilities assumed, such excess is recorded as goodwill.
We perform our annual goodwill impairment assessment as of October 1. We perform this assessment more frequently if impairment indicators exist. Effective for the quarter ended December 31, 2017, we adopted ASU 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, which amends the existing requirements by eliminating Step 2 from the goodwill impairment test. Under the amended guidance, we performed our annual goodwill impairment test by comparing the fair value of each reporting unit with its carrying amount. We determine the estimated fair value of each reporting unit based on a combination of earnings before interest, taxes, depreciation, and amortization (“EBITDA”), valuation multiples, and estimated future cash flows discounted at rates commensurate with the capital structure and cost of capital of comparable market participants, giving appropriate consideration to the prevailing borrowing rates within the casino industry in general. We also evaluate the aggregate fair value of all of our reporting units and other non-operating assets in comparison to our aggregate debt and equity market capitalization at the test date. EBITDA multiples and discounted cash flows are common measures used to value businesses in our industry.
We perform our annual impairment assessment of other non-amortizing intangible assets as of October 1. We perform this assessment more frequently if impairment indicators exist. We determine the estimated fair value of our non-amortizing intangible assets by primarily using the “Relief from Royalty Method” and “Excess Earnings Method” under the income approach.
The evaluation of goodwill and other non-amortizing intangible assets requires the use of estimates about future operating results, valuation multiples, and discount rates to determine their estimated fair value. Changes in these assumptions can materially affect these estimates. Thus, to the extent gaming volumes deteriorate in the near future, discount rates increase significantly, or we do not meet our projected performance, we could have impairments to record in the future and such impairments could be material.
Changes in Carrying Value of Goodwill by Segment

(In millions)	Las Vegas	Other U.S.	All Other	CEC Total
Gross Goodwill
Balance as of January 1, 2016	$4,410	$650	$—	$5,060
Balance as of December 31, 2016	4,410	650	—	5,060
Accumulated Impairment
Balance as of January 1, 2016	(3,115)	(337)	—	(3,452)
Balance as of December 31, 2016	(3,115)	(337)	—	(3,452)
Net carrying value, as of December 31, 2016	$1,295	$313	$—	$1,608

Gross Goodwill
Balance as of January 1, 2017	$4,410	$650	$—	$5,060
OpCo acquisition (1)	1,794	352	61	2,207
Balance as of December 31, 2017	6,204	1,002	61	7,267
Accumulated Impairment
Balance as of January 1, 2017 and December 31, 2017	(3,115)	(337)	—	(3,452)
Net carrying value, as of December 31, 2017 (2)	$3,089	$665	$61	$3,815
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(1)	See Note 4 for further details relating to the acquisition of OpCo.

(2)
$405 million of goodwill is associated with a reporting unit with zero or negative carrying value. As the reporting unit has a positive fair value and as a result of the revised one-step impairment test under ASU 2017-04 described above, there is no impairment associated with this reporting unit.

Changes in Carrying Value of Intangible Assets Other than Goodwill

	Amortizing		Non-Amortizing		Total
(In millions)	2017	2016	2017	2016	2017	2016
Balance as of January 1	$285	$350	$148	$148	$433	$498
Amortization expense	(67)	(65)	—	—	(67)	(65)
Deconsolidation of Horseshoe Baltimore (1)	—	—	(22)	—	(22)	—
OpCo acquisition (2)	137	—	1,124	—	1,261	—
Other	—	—	4	—	4	—
Balance as of December 31	$355	$285	$1,254	$148	$1,609	$433

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(1)	See Note 2 or further details relating to the deconsolidation of Horseshoe Baltimore.

(2)	See Note 4 for further details relating to the acquisition of OpCo.
Gross Carrying Value and Accumulated Amortization of Intangible Assets Other than Goodwill

	December 31, 2017				December 31, 2016
(Dollars in millions)	Weighted Average Remaining Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortizing intangible assets
Customer relationships	5.0	$1,030	$(693)	$337	$893	$(630)	$263
Contract rights	7.0	3	(2)	1	3	(1)	2
Gaming rights and other	6.5	43	(26)	17	43	(23)	20
		$1,076	$(721)	355	$939	$(654)	285
Non-amortizing intangible assets
Trademarks				790			126
Gaming rights				211			22
Total Rewards				253			—
				1,254			148
Total intangible assets other than goodwill				$1,609			$433

The aggregate amortization expense for intangible assets that continue to be amortized was $67 million, $65 million, and $65 million, respectively, for the years ended December 31, 2017, 2016, and 2015.
Estimated Five-Year Amortization

	Years Ended December 31,
(In millions)	2018	2019	2020	2021	2022
Estimated annual amortization expense	$64	$63	$63	$57	$14